Financial Instruments - Analysis of Fair Value of Financial Instruments Carried at Amortised (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	£ 15,655	£ 12,708
Deposits by customers	175,885	183,146
Repurchase agreements- non trading	17,447	1,578
Debt securities in issue	46,004	42,633
Subordinated liabilities	3,758	3,793
Liabilities held for sale	26,616	0
Loans and advances to banks	2,410	3,463
Loans and advances to customers	200,950	199,340
Reverse repurchase agreements- non trading	13,611	2,614
Financial investments	20,986	17,611
Assets held for sale	24,241	0
Amortised Cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Carrying value	226,028	214,175
Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Carrying value	264,505	243,858
Deposits by banks [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	15,655	12,708
Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	175,885	183,146
Repurchase agreements - non trading [Member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements- non trading	17,447	1,578
Debt Securities [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	46,004	42,633
Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	3,758	3,793
Liabilities held for sale [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Liabilities held for sale	5,756	0
Loans and advances to banks [member] | Amortised Cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	2,410	3,463
Loans and advances to customers [member] | Amortised Cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	200,950	199,340
Reverse repurchase agreements - non-trading [Member] | Amortised Cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements- non trading	13,611	2,614
Financial investments [member] | Amortised Cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Financial investments	7,305	8,758
Assets Held For Sale [member] | Amortised Cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Assets held for sale	1,752	0
Fair Value [member] | Amortised Cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Carrying value	228,457	216,376
Fair Value [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Carrying value	266,289	246,148
Fair Value [member] | Deposits by banks [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by banks	15,667	12,721
Fair Value [member] | Deposits by customers [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Deposits by customers	175,990	183,227
Fair Value [member] | Repurchase agreements - non trading [Member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Repurchase agreements- non trading	17,504	1,648
Fair Value [member] | Debt Securities [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Debt securities in issue	47,252	44,296
Fair Value [member] | Subordinated liabilities [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Subordinated liabilities	4,120	4,256
Fair Value [member] | Liabilities held for sale [member] | Financial Liabilities at Amortised Cost, Category [Member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Liabilities held for sale	5,756	0
Fair Value [member] | Loans and advances to banks [member] | Amortised Cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to banks	2,409	3,451
Fair Value [member] | Loans and advances to customers [member] | Amortised Cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Loans and advances to customers	203,578	201,667
Fair Value [member] | Reverse repurchase agreements - non-trading [Member] | Amortised Cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Reverse repurchase agreements- non trading	13,616	2,612
Fair Value [member] | Financial investments [member] | Amortised Cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Financial investments	7,121	8,646
Fair Value [member] | Assets Held For Sale [member] | Amortised Cost [member]
Disclosure Of Fair Values Of Financial Instruments Carried At Amortised Cost [Line Items]
Assets held for sale	£ 1,733	£ 0